12. Investments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Schedule of investments in subsidiaries

The details of the Company's subsidiaries at the end of each year are shown below:

			Direct and indirect equity interest - %
			2020	2019
	Companies
	Subsidiaries
CBD	Novasoc Comercial Ltda. (“Novasoc”)	Brazil	100.00	100.00
	Sendas Distribuidora S.A. (“Sendas”)	Brazil	-	100.00
	CBD Holland B.V. (“CBD Holland”)	Brazil	100.00	100.00
	GPA 2 Empreend. e Participações Ltda. (“GPA 2”)	Brazil	100.00	100.00
	GPA Logística e Transporte Ltda. (“GPA Logística”)	Brazil	100.00	100.00
	SCB Distribuição e Comércio Varejista de Alimentos Ltda. ("Compre Bem'')	Brazil	100.00	100.00
	Stix Fidelidade e Inteligência S.A. ("Stix")(*)	Brazil	66.67	100.00
	James Intermediação S.A. ("James Delivery")	Brazil	100.00	100.00
	Cheftime Comércio de Refeições S/A ("Cheftime")	Brazil	79.57	79.57
	GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)	Brazil	100.00	100.00
	BCafeterias e Lanchonetes Ltda. ("BCafeterias")(*)	Brazil	100.00	100.00
	Fronteira Serviços Imobiliários Ltda.("Fronteira")	Brazil	100.00	100.00
	Place2B Serviços Imobiliários Ltda.("Place2B")	Brazil	100.00	100.00
	Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)	Luxembourg	100.00	100.00
	Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)	Netherlands	100.00	100.00
Éxito	Almacenes Éxito S.A. ("Éxito")	Colombia	96.57	96.57
(Acquired on 11/27/2019)	Éxito Industrias S.A.S. ("Éxito Industrias")	Colombia	94.59	94.59
	Fideicomiso Lote Girardot	Colombia	96.57	96.57
	Éxito Viajes y Turismo S.A.S.	Colombia	49.25	49.25
	Almacenes Éxito Inversiones S.A.S. (Móvil Éxito)	Colombia	96.57	96.57
	Transacciones Energéticas S.A.S	Colombia	96.57	96.57
	Marketplace Internacional Éxito y Servicios S.A.S. (MPI)	Colombia	96.57	96.57
	Logística, Transporte y Servicios Asociados S.A.S. (LTSA)	Colombia	96.57	96.57
	Depósitos y Soluciones Logísticas S.A.S.	Colombia	96.57	96.57
	Patrimonio Autónomo Iwana	Colombia	49.25	49.25
Patrimonio Autónomo Viva Malls	Colombia	49.25	49.25
Patrimonio Autónomo Viva Sincelejo	Colombia	25.12	25.12
Patrimonio Autónomo Viva Villavicencio	Colombia	25.12	25.12
Patrimonio Autónomo San Pedro Etapa I	Colombia	25.12	25.12
Patrimonio Autónomo Centro Comercial	Colombia	25.12	25.12
Patrimonio Autónomo Viva Laureles	Colombia	39.40	39.40
Patrimonio Autónomo Viva Palmas	Colombia	25.12	25.12
Patrimonio Autónomo Centro Comercial Viva	Colombia	44.33	44.33
Spice investment Mercosur	Uruguay	96.57	96.57
Larenco S.A.	Uruguay	96.57	96.57
Geant Inversiones S.A.	Uruguay	96.57	96.57
Lanin S.A.	Uruguay	96.57	96.57
5 Hermanos Ltda.	Uruguay	96.57	96.57
Sumelar S.A.	Uruguay	96.57	96.57
Raxwy Company S.A. (**)	Uruguay	-	96.57
Supermercados Disco del Uruguay S.A.(***)	Uruguay	60.35	60.35
Maostar S.A.	Uruguay	30.18	30.18
Ameluz S.A.	Uruguay	60.35	60.35
Fandale S.A.	Uruguay	60.35	60.35
Odaler S.A.	Uruguay	60.35	60.35
La Cabaña S.R.L.	Uruguay	60.35	60.35
Ludi S.A.	Uruguay	60.35	60.35
Semin S.A.	Uruguay	60.35	60.35
Randicor S.A.	Uruguay	60.35	60.35
Setara S.A.	Uruguay	60.35	60.35
Hiper Ahorro S.R.L.	Uruguay	60.35	60.35
Ciudad del Ferrol S.C.	Uruguay	59.14	59.14
Mablicor S.A.	Uruguay	30.78	30.78
Tipsel S.A.	Uruguay	96.57	96.57
Tedocan S.A.	Uruguay	96.57	96.57
Vía Artika S. A.	Uruguay	96.57	96.57
Group Disco del Uruguay S.A.	Uruguay	60.35	60.35
Devoto Hermanos S.A.	Uruguay	96.57	96.57
Mercados Devoto S.A.	Uruguay	96.57	96.57
Libertad S.A.	Argentina	96.57	96.57
Onper Investment 2015 S.L	Spain	96.57	96.57
Spice España de Valores Americanos S.L.	Spain	96.57	96.57
Marketplace Internacional Éxito S.L	Spain	96.57	96.57
Gelase S. A.	Belgium	96.57	96.57

(*) In 2020 the interest held in the company Stix Fidelidade was changed to 66.67%.

(**) On July 31, 2020 the company Raxwy Company was liquidated.

(***) Supermercados Disco del Uruguay S.A. is controlled through a Shareholders Agreement signed in April 2015, giving Éxito the 75% voting necessary. This agreement will expire in June 30th, 2021 and is currently under discussion.

Schedule of investments in associates

The details of the Company's associates at the end of each year are shown below:

			Direct and indirect equity interest - %
			2020	2019
	Companies
	Subsidiaries
Cnova N.V.	Cnova N.V. (“Cnova Holanda”)	Netherlands	33.98	33.98
	Cdiscount Afrique SAS (“Cdiscount Afrique”)	France	33.98	33.98
	Cdiscount International BV (“Cdiscount Internacional”)	Netherlands	33.98	33.98
	Cnova France SAS (“Cnova France”)	France	33.98	33.98
	Cdiscount S.A. (“Cdiscount”)	France	33.87	33.87
	Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)	Ivory Coast	33.98	33.98
	Cdiscount Sénégal SAS (“Cdiscount Sénégal”)	Senegal	33.98	33.98
	Cdiscount Cameroun SAS (“Cdiscount Cameroun”)	Cameroon	33.98	33.98
	CLatam AS Uruguay (“CLatam”)	Uruguay	23.79	23.79
	Cdiscount Panama S.A. (“Cdiscount Panama”)	Panama	23.79	23.79
	Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)	Uruguay	23.79	23.79
	Ecdiscoc Comercializadora S.A. (Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)	Ecuador	23.78	23.78
	Cnova Pay	France	33.98	33.98
	BeezUP SAS ("BezzUp")	France	33.98	33.98
	CARYA	France	33.87	33.87
	HALTAE	France	33.87	33.87
	C-Logistics	France	28.56	28.56
	NEOSYS	France	17.33	17.33
	Neotech Solutions	Morocco	17.33	17.33
	NEOSYS Tunisie	Tunisia	17.33	17.33
	C Chez Vous	France	28.56	28.56
	Phoenix	France	16.99	16.99
	C-Shield (*)	France	33.87	-
	C-Payment (*)	France	33.87	-
	MAAS (*)	France	33.87	-
FIC	Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	Brazil	17.88	35.76
	FIC Promotora de Vendas Ltda. (“FIC Promotora”)	Brazil	17.88	35.76
	Bellamar Empreend. e Participações Ltda. (“Bellamar”) (**)	Brazil	50	100
Éxito	Puntos Colombia S.A.S ("Puntos")	Colombia	48.29	48.29
	Compañia de Financiamento Tuya S.A. ("Tuya")	Colombia	48.29	48.29
	Cnova N.V (“Cnova Holanda”)	Netherlands	0.18	0.18

(*) In 2020 the interest of 33.87% in C-SHIELD, C-PAYMENT and MAAS was acquired by Cnova Group

(**) In 2020 the interest held in Bellamar changed to 50%, see note 1.1.

Schedule of financial statements

The summarized financial statements are as follows:

	FIC		Cnova N.V.		Tuya
	2020	2019	2020	2019	2020	2019

Current assets	6,738	7,085	4,224	3,271	4,728	3,943
Non-current assets	52	51	4,055	2,587	200	100
Total assets	6,790	7,136	8,279	5,858	4,928	4,043

Current liabilities	5,611	6,185	6,766	5,819	1,612	1,426
Non-current liabilities	22	20	2,806	867	2,578	2,146
Shareholders’ equity	1,157	931	(1,293)	(828)	738	471
Total liabilities and shareholders’ equity	6,790	7,136	8,279	5,858	4,928	4,043

	FIC			Cnova N.V.			Tuya
Statement of operations:	2020	2019	2018	2020	2019	2018	2020	2019

Revenues	989	1,207	969	13,117	9,689	9,370	615	698
Operating income	555	441	398	207	(24)	(73)	71	87
Net income for the year	329	263	218	(138)	(288)	(147)	37	(14)

	FIC Note 1.1	BINV	Bellamar Note 1.1	Tuya	Puntos Colombia	Other	Total
Balances at 12.31.2018	203	-	-	-	-	(279)	(76)
Share of profit (loss) of associates – continuing operation	106	-	-	(7)	2	(99)	2
Share of profit of associates – discontinued operation	12	4	-	-	-	-	16
Dividends and interest on own capital - continuing operation	(20)	-	-	-	-	-	(20)
Dividends and interest on own capital - discontinued operation	(3)	-	-	-	-	-	(3)
Share of other comprehensive income	-	-	-	9	-	(8)	1
Investment acquisition	-	-	-	305		11	316
Assets held for sale and discontinued operations	(9)	(4)	-	-	-	-	(13)
Balances at 12.31.2019	289	-	-	307	2	(375)	223
Share of profit (loss) of associates – continuing operation	118	-	-	18	9	(47)	98
Dividends and interest on own capital - continuing operation	(37)	-	-	-	-	-	(37)
Share of other comprehensive income	-	-	-	79	1	(156)	(76)
Capital increase	-	-	-	52	-	-	52
Deconsolidation	(370)	-	-	-	-	-	(370)
Spin off – Sendas	-	-	196	-	-	-	196
Fair value adjustment	-	-	573	-	-	-	573
Balances at 12.31.2020	-	-	769	456	12	(578)	659

(*) Includes losses in the investment in associate Cnova N.V. of R$620 on December 31, 2020 (R$385 on December 31, 2019).